Derivative Liabilities - Schedule of Fair Value Assumption of Derivative Liabilities (Details)	9 Months Ended
Mar. 31, 2016
Commitment Date [Member]
Expected dividends	0.00%
Expected volatility	220.00%
Expected term	2 years
Re-measurement Date [Member]
Expected dividends	0.00%
Expected volatility	257.00%
Minimum [Member] | Commitment Date [Member]
Risk free interest rate	0.58%
Minimum [Member] | Re-measurement Date [Member]
Expected term	1 year 6 months 4 days
Risk free interest rate	0.73%
Maximum [Member] | Commitment Date [Member]
Risk free interest rate	0.94%
Maximum [Member] | Re-measurement Date [Member]
Expected term	1 year 8 months 1 day
Risk free interest rate	0.73%